Income taxes (Reconciliation of statutory income tax expense to provision for income taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory income tax rate		12.50%		12.50%		12.50%
Income tax expense at statutory income tax rate of 12.5%		$ 154,484		$ 150,050		$ 170,712
Permanent differences		23,737	[1]	29,057	[2]	29,555	[3]
Foreign rate differential	[4]	(13,503)		(5,611)		(10,462)
Differences between statutory and actual income tax expense		10,234		23,446		19,093
Provision for income taxes		$ 164,718		$ 173,496		$ 189,805

[1]	The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
[2]	The 2016 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States, and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses.
[3]	The 2015 permanent differences included the non-deductible intercompany interest allocated to the United States, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses.
[4]	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.